Summary of significant accounting policies - Foreign currency translation and transaction (Details)	Jun. 30, 2022 USD ($)	Apr. 27, 2022	Jun. 30, 2021 USD ($)	Jun. 30, 2020
Summary of significant accounting policies
Translation adjustments included in accumulated other comprehensive income (loss)	$ 0		$ 1,120,774
Historical rate		6.61	6.46
Average translation rate		6.41	6.62	7.03